PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2016

The following changes are effective immediately:

1.

The following replaces “Fees and Expenses of the Fund” in “Fund Summaries – Parametric Commodity Strategy Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

1.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Investor Class	Institutional Class
Management Fees of the Fund and Subsidiary	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	0.26%	0.26%
Other Expenses of the Subsidiary	0.13%	0.13%
Total Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.19%	0.94%
Expense Reimbursement(1)(2)	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	0.65%

(1)

“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended December 31, 2015.

(2)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Investor Class shares and 0.65% for Institutional Class shares.  This expense reimbursement will continue through April 30, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$92	$349	$626	$1,417
Institutional Class shares	$66	$271	$492	$1,128

2.

The following replaces Parametric Commodity Strategy Fund’s investment advisory fee schedule under “Management.” in “Management and Organization”:

Parametric Commodity Strategy Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%

* Pursuant to a fee reduction agreement dated November 1, 2016, Eaton Vance contractually agreed to reduce its investment advisory and administration fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%

November 1, 2016	23334 11.1.16

2

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Prospectus dated July 1, 2016

The following changes are effective immediately:

1.

The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Management Fees(1)	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	3.27%	3.27%
Total Annual Fund Operating Expenses	3.82%	3.57%
Expense Reimbursement(1)(2)	(3.17%)	(3.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.65%	0.40%

(1)

“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory and administrative agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory and administrative fee was in effect for the Fund’s full fiscal year ended February 28, 2016.

(2)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Investor Class shares and 0.40% for Institutional Class shares. This expense reimbursement will continue through June 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$66	$873	$1,699	$3,850
Institutional Class shares	$41	$798	$1,578	$3,626

2.

The following replaces the Fund’s advisory fee schedule in “Management and Organization”:

Eaton Vance manages the investments of the Fund and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.3000%
$1 billion but less than $2.5 billion	0.2875%
$2.5 billion but less than $5 billion	0.2750%
$5 billion and over	0.2675%

* Pursuant to a fee reduction agreement dated November 1, 2016, Eaton Vance contractually agreed to reduce its investment advisory and administration fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%

November 1, 2016

23335 11.1.16

2

PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2016

The following changes are effective immediately:

1.

The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	None	None

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Class R	Class R6
Management Fees(1)	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%	None
Other Expenses	0.30%	0.30%	0.30%	0.27%
Total Annual Fund Operating Expenses	0.95%	0.70%	1.20%	0.67%
Expense Reimbursement(1)(2)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.50%	1.00%	0.47%

(1)

“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory and administrative agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory and administrative fee was in effect for the Fund’s full fiscal year ended January 31, 2016.

(2)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Investor Class shares, 0.50% for Institutional Class shares, 1.00% for Class R shares and 0.47% for Class R6 shares. This expense reimbursement will continue through May 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$77	$283	$506	$1,148
Institutional Class shares	$51	$204	$370	$852
Class R shares	$102	$361	$640	$1,437
Class R6 shares	$48	$194	$353	$816

2.

The following replaces the Fund’s advisory fee schedule in “Management and Organization”:

Parametric International Equity Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%

* Pursuant to a fee reduction agreement dated November 1, 2016, Eaton Vance contractually agreed to reduce its investment advisory and administration fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%

Prior to August 10, 2015, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%

November 1, 2016

23333 11.1.16

2

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2016

The following changes are effective immediately:

1.

The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

2.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Investor Class	Class C	Institutional Class
Management Fees(2)	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.43%	2.18%	1.18%
Expense Reimbursement(2)(3)	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	2.00%	1.00%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Tax-Managed International Equity Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)

“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2015.

(3)

The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Investor Class shares, 2.00% for Class C shares and 1.00% for Institutional Class shares.  This expense reimbursement will continue through February 28, 2018.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$127	$435	$765	$1,698	$127	$435	$765	$1,698
Class C shares	$303	$665	$1,153	$2,499	$203	$665	$1,153	$2,499
Institutional Class shares	$102	$357	$632	$1,416	$102	$357	$632	$1,416

2.

The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy C. Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Portfolio since November 2016.

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Portfolio since June 2014.

Thomas C. Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Portfolio since May 2012.

3.

The following replaces the investment advisory fee schedule under “Management.” in “Management and Organization”:

Under its investment advisory agreement with the Portfolio, BMR receives a monthly investment advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%

* Pursuant to a fee reduction agreement dated November 1, 2016, BMR contractually agreed to reduce its investment advisory fee as stated above.  These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, BMR received a monthly investment advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%

* Pursuant to a fee reduction agreement effective May 1, 2012.

4.

The following replaces the fourth paragraph under “Management.” in “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric who are primarily responsible for the day-to-day management of the Portfolio. The members of the team are Timothy C. Atwill, Paul W. Bouchey and Thomas C. Seto. Mr. Atwill has been a portfolio manager of the Portfolio since November 2016, Mr. Bouchey has been a portfolio manager of the Portfolio since June 2014 and Mr. Seto has been a portfolio manager of the Portfolio since May 2012.  Mr. Atwill has held the position of Head of Investment Strategy at Parametric’s Seattle Investment Center since November 2014 and previously co-led the investment strategy team at Parametric for more than five years.  Mr. Bouchey has held the position of Chief Investment Officer at Parametric’s Seattle Investment Center since May 2015 and previously led the research team at Parametric for more than five years. Mr. Seto has held the position of Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years.   Each of Messrs. Atwill, Bouchey and Seto also manages other Eaton Vance funds.

November 1, 2016	22777 11.1.16

2

PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Statement of Additional Information dated May 1, 2016

The following replaces the second paragraph and accompanying table in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2015 and in the Eaton Vance family of funds as of December 31, 2015.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Absolute Return Fund
Thomas H. Luster	$50,001 - $100,000	Over $1,000,000
Maria C. Cappellano	None	$500,001 - $1,000,000
Ken Everding	$50,001 - $100,000	$50,001 - $100,000
Jonathan Orseck	$50,001 - $100,000	$50,001 - $100,000
Commodity Strategy Fund
Timothy Atwill	$50,001 - $100,000	$100,001 - $500,000
Thomas Seto	None	$500,001 - $1,000,000

November 1, 2016

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Statement of Additional Information dated July 1, 2016

The following replaces the second paragraph and accompanying table in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended February 29, 2016 and in the Eaton Vance family of funds as of December 31, 2015.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Timothy C. Atwill	None	$100,001 - $500,000
Thomas Seto	None	$500,001 - $1,000,000
Alexander Paulsen	$10,001 - $50,000	$100,001 - $500,000

November 1, 2016

PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated June 1, 2016

The following replaces the second paragraph and accompanying table in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended January 31, 2016 and in the Eaton Vance family of funds as of December 31, 2015.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Parametric Emerging Markets Fund
Timothy Atwill	$50,001 - $100,000	$100,001 - $500,000
Thomas Seto	None	$500,001 - $1,000,000
Parametric International Equity Fund
Paul Bouchey	$50,001 - $100,000	$100,001 - $500,000
Thomas Seto	None	$500,001 - $1,000,000

November 1, 2016

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated March 1, 2016

The following changes are effective immediately and replace the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Portfolio are listed below.  The following table shows, as of the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts. Information for Mr. Atwill is provided as of July 31, 2016.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy C. Atwill
Registered Investment Companies	9	$7,181.7(1)	0	$0
Other Pooled Investment Vehicles	6	$3,126.4	0	$0
Other Accounts	63	$4,219.6(2)	2	$1,198.7
Paul W. Bouchey
Registered Investment Companies	15	$10,667.5(1)	0	$0
Other Pooled Investment Vehicles	9	$2,988.3	0	$0
Other Accounts	11,180	$52,614.2(2)	2	$1,028.0
Thomas C. Seto
Registered Investment Companies	27	$21,142.6(1)	0	$0
Other Pooled Investment Vehicles	9	$2,988.3	0	$0
Other Accounts	11,180	$52,614.2(2)	2	$1,028.0

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2015 and in the Eaton Vance family of funds as of December 31, 2015. Interests in the Portfolio cannot be purchased by a portfolio.  Information for Mr. Atwill is provided as of July 31, 2016.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Timothy C. Atwill	$50,001 - $100,000	$100,001 - $500,000
Paul W. Bouchey	None	$100,001 - $500,000
Thomas C. Seto	None	$500,001 - $1,000,000

November 1, 2016